Investment Properties - Summary of Fair Value of Investment Properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure The fair value of investment property [Line Items]
Fair value of Investment property	₩ 308,453	₩ 282,338
Carrying amount of Investment property	208,286	212,784	₩ 225,195
Land
Disclosure The fair value of investment property [Line Items]
Fair value of Investment property	292,827	268,702
Carrying amount of Investment property	194,417	201,605
Buildings
Disclosure The fair value of investment property [Line Items]
Fair value of Investment property	15,626	13,636
Carrying amount of Investment property	₩ 13,869	₩ 11,179